SELECTED STATEMENTS OF INCOME DATA (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial expenses:
Interest on long-term debt	$ (2)	$ (6)	$ (11)
Interest on short-term bank credit and bank charges	(600)	(773)	(744)
Interest on a related party loan		(378)	(195)
Realization of foreign currency translation adjustments	(421)
Foreign exchange losses, net	(530)		(199)
Total financial expenses	(1,553)	(1,157)	(1,149)
Financial income:
Interest on short-term and long-term bank deposits	671	519	182
Foreign exchange derivative instruments	410
Foreign exchange gains, net		1,394
Total financial income	1,081	1,913	182
Financial expenses (income), net	$ (472)	$ 756	$ (967)